Segment and Geographic Information and Major Customers - Additional Information (Details) - segment		3 Months Ended	12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Number of operating segments		2	3
Customer Concentration Risk | Sales Revenue, Net | Walmart Stores, Inc. and affiliates
Segment Reporting Information [Line Items]
Concentration risk, percentage			24.40%	23.60%	23.10%
Customer Concentration Risk | Sales Revenue, Net | Non-U.S
Segment Reporting Information [Line Items]
Concentration risk, percentage			7.30%	10.30%	10.50%
Customer Concentration Risk | Trade Receivables | Costco
Segment Reporting Information [Line Items]
Concentration risk, percentage			18.20%
Customer Concentration Risk | Trade Receivables | Aldi
Segment Reporting Information [Line Items]
Concentration risk, percentage				12.00%
Geographic Concentration Risk | Sales Revenue, Net | Canada
Segment Reporting Information [Line Items]
Concentration risk, percentage			5.80%	8.70%	8.80%
Subsequent Event
Segment Reporting Information [Line Items]
Number of operating segments	2